Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Qihoo 360 Technology Co Ltd
Entity Central Index Key	0001508913
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	Amended to add XBRLExhibit 101
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	109,392,815
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	69,636,436

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 343,731	$ 60,505
Trading securities	231
Accounts receivable (net of allowance for doubtful accounts of $14 and $68 as of December 31, 2010 and 2011, respectively)	16,741	8,160
Prepaid expenses and other current assets	12,808	3,143
Deferred tax assets - current	858	796
Total current assets	374,369	72,604
Property and equipment, net	16,665	3,306
Acquired intangible assets, net	7,854	5,546
Goodwill	4,580	3,918
Long-term investments	15,561	1,981
Other noncurrent assets	4,415	200
Deferred tax assets - noncurrent	514	253
TOTAL ASSETS	423,958	87,808
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $1,383 and $5,872 as of December 31, 2010 and 2011, respectively)	5,872	1,387
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $3,468 and $7,984 as of December 31, 2010 and 2011, respectively)	19,802	6,296
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $4,580 and $9,831 as of December 31, 2010 and 2011, respectively)	12,089	4,589
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of nil and $1,025 as of December 31, 2010 and 2011, respectively)	1,025
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $92 and $3,635 as of December 31, 2010 and 2011, respectively)	7,312	127
Current portion of long-term payable (including current portion of long-term payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $1,525 and $460 as of December 31, 2010 and 2011, respectively)	460	1,525
Total current liabilities	46,560	13,924
Deferred tax liabilities - noncurrent	507	512
Long-term payable (including long-term payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $450 and nil as of December 31, 2010 and 2011, respectively)		450
Deferred revenue-noncurrent (including deferred revenue-noncurrent of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of nil and $1,589 as of December 31, 2010 and 2011, respectively)	5,113
Other noncurrent liabilities (including other noncurrent liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of nil and $286 as of December 31, 2010 and 2011, respectively)	286
TOTAL LIABILITIES	52,466	14,886
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
Commitments and contingencies (Note 19)
Qihoo 360 Technology Co. Ltd. shareholders' equity
Additional paid-in capital	363,021	12,568
Statutory reserves	5,667	164
Accumulated other comprehensive income	6,263	3,017
Accumulated deficit	(4,277)	(13,606)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	370,853	2,215
Noncontrolling interest	639	507
TOTAL EQUITY	371,492	2,722
TOTAL LIABILITIES, CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES AND EQUITY	423,958	87,808
Series A preferred Stock
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
Convertible participating redeemable preferred shares		20,107
Series B preferred stock
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
Convertible participating redeemable preferred shares		29,193
Series C preferred stock
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
Convertible participating redeemable preferred shares		20,900
Ordinary Shares
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares		72
Class A ordinary shares
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	109
Class B ordinary shares
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	$ 70

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 68	$ 14
Accounts payable	5,872	1,387
Accrued expenses and other current liabilities	19,802	6,296
Deferred revenue-current	12,089	4,589
Due to related parties	1,025
Income tax payable	7,312	127
Current portion of long-term payable	460	1,525
Long-term payable		450
Deferred revenue-noncurrent	5,113
Other noncurrent liabilities	286
Consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd.
Accounts payable	5,872	1,383
Accrued expenses and other current liabilities	7,984	3,468
Deferred revenue-current	9,831	4,580
Due to related parties	1,025
Income tax payable	3,635	92
Current portion of long-term payable	460	1,525
Long-term payable		450
Deferred revenue-noncurrent	1,589
Other noncurrent liabilities	286
Series A preferred Stock
Convertible participating redeemable preferred shares		20,107
Convertible participating redeemable preferred shares, par value (in dollars per share)		$ 0.001
Convertible participating redeemable preferred shares, shares authorized (in shares)		32,603,760
Convertible participating redeemable preferred shares, shares issued (in shares)		32,603,760
Convertible participating redeemable preferred shares, shares outstanding (in shares)		32,603,760
Convertible participating redeemable preferred shares, liquidation value		16,300
Series B preferred stock
Convertible participating redeemable preferred shares		29,193
Convertible participating redeemable preferred shares, par value (in dollars per share)		$ 0.001
Convertible participating redeemable preferred shares, shares authorized (in shares)		37,878,789
Convertible participating redeemable preferred shares, shares issued (in shares)		37,878,789
Convertible participating redeemable preferred shares, shares outstanding (in shares)		37,878,789
Convertible participating redeemable preferred shares, liquidation value		25,000
Series C preferred stock
Convertible participating redeemable preferred shares		20,900
Convertible participating redeemable preferred shares, par value (in dollars per share)		$ 0.001
Convertible participating redeemable preferred shares, shares authorized (in shares)		7,831,467
Convertible participating redeemable preferred shares, shares issued (in shares)		7,831,467
Convertible participating redeemable preferred shares, shares outstanding (in shares)		7,831,467
Convertible participating redeemable preferred shares, liquidation value		$ 20,000
Ordinary Shares
Ordinary shares, par value (in dollars per share)		$ 0.001
Ordinary shares, shares authorized (in shares)		156,631,180
Ordinary shares, shares issued (in shares)		71,560,740
Ordinary shares, shares outstanding (in shares)		71,560,740
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001
Ordinary shares, shares authorized (in shares)	378,000,000
Ordinary shares, shares issued (in shares)	109,392,815
Ordinary shares, shares outstanding (in shares)	109,392,815
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001
Ordinary shares, shares authorized (in shares)	122,000,000
Ordinary shares, shares issued (in shares)	69,636,436
Ordinary shares, shares outstanding (in shares)	69,636,436

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Internet services	$ 166,961	$ 53,790	$ 16,010
Sale of third party anti-virus software	890	3,875	16,292
Total revenues	167,851	57,665	32,302
Cost of revenues:
Internet services	18,680	5,566	1,790
Sale of third party anti-virus software	238	1,185	6,600
Total cost of revenues	18,918	6,751	8,390
Subsidy income	151	266
Operating expenses:
Selling and marketing	46,836	12,603	6,256
General and administrative	19,054	5,051	2,531
Product development	65,049	24,505	10,664
Total operating expenses	130,939	42,159	19,451
Income from operations	18,145	9,021	4,461
Interest income	2,594	415	281
Interest expense	(53)	(98)	(169)
Other expense	(3)	(60)
Exchange gain (loss)	6,294	(267)	28
Impairment loss on long-term investments	(902)
Change in unrealized holding loss of trading securities	(220)
Income before income tax expense and loss from equity method investments	25,855	9,011	4,601
Income tax expense	(10,874)	(463)	(412)
Loss from equity method investments	(437)	(57)
Net income	14,544	8,491	4,189
Less: Net loss attributable to noncontrolling interest	1,059	17
Net income attributable to Qihoo 360 Technology Co. Ltd.	15,603	8,508	4,189
Accretion of convertible participating redeemable preferred shares
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	14,832	5,465	2,124
Net income per ordinary share-basic (in dollars per share)	$ 0.1	$ 0.05	$ 0.03
Net income per ordinary share-diluted (in dollars per share)	$ 0.09	$ 0.05	$ 0.03
Weighted average shares used in calculating net income per ordinary share-basic (in shares)	137,775,752	55,568,041	51,780,932
Weighted average shares used in calculating net income per ordinary share-diluted (in shares)	172,992,515	71,350,571	65,339,960
Share based compensation expense included in:
Share-based compensation	47,989	4,006	1,924
Cost of revenues
Share based compensation expense included in:
Share-based compensation	16
Selling and marketing
Share based compensation expense included in:
Share-based compensation	31,455	524	479
General and administrative
Share based compensation expense included in:
Share-based compensation	4,549	337	151
Product development
Share based compensation expense included in:
Share-based compensation	11,969	3,145	1,294
Series A preferred Stock
Accretion of convertible participating redeemable preferred shares
Accretion of convertible participating redeemable preferred shares	203	815	815
Series B preferred stock
Accretion of convertible participating redeemable preferred shares
Accretion of convertible participating redeemable preferred shares	313	1,250	1,250
Series C preferred stock
Accretion of convertible participating redeemable preferred shares
Accretion of convertible participating redeemable preferred shares	$ 255	$ 978

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A preferred Stock	Series B preferred stock	Series C preferred stock	Total Qihoo 360 Technology Co. Ltd. shareholders' equity	Total Qihoo 360 Technology Co. Ltd. shareholders' equity Series A preferred Stock	Total Qihoo 360 Technology Co. Ltd. shareholders' equity Series B preferred stock	Total Qihoo 360 Technology Co. Ltd. shareholders' equity Series C preferred stock	Ordinary shares	Shares to be issued	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive income	Accumulated deficit	Accumulated deficit Series A preferred Stock	Accumulated deficit Series B preferred stock	Accumulated deficit Series C preferred stock	Noncontrolling interest	Comprehensive income
Balance at Dec. 31, 2008	$ (16,175)				$ (16,175)				$ 65		$ 3,087	$ 40	$ 1,704	$ (21,071)
Balance (in shares) at Dec. 31, 2008									65,339,960
Increase (Decrease) in Shareholders' Equity
Ordinary shares to be issued in connection with acquisition of The World Browser	3,183				3,183					3,183
Ordinary shares to be issued in connection with acquisition of The World Browser (in shares)										2,125,176
Accretion of convertible participating redeemable preferred shares		(815)	(1,250)			(815)	(1,250)								(815)	(1,250)
Share-based compensation	1,924				1,924						1,924
Issuance of ordinary shares in connection with exercise of share options	375				375					375
Issuance of ordinary shares in connection with exercise of share options (in shares)										578,060
Provision for statutory reserves												44		(44)
Comprehensive income:
Net income	4,189				4,189									4,189					4,189
Foreign currency translation adjustments	(12)				(12)								(12)						(12)
Total comprehensive income																			4,177
Balance at Dec. 31, 2009	(8,581)				(8,581)				65	3,558	5,011	84	1,692	(18,991)
Balance (in shares) at Dec. 31, 2009									65,339,960	2,703,236
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement									6	(3,183)	3,177
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement (in shares)									5,642,720	(2,125,176)
Accretion of convertible participating redeemable preferred shares		(815)	(1,250)	(978)		(815)	(1,250)	(978)							(815)	(1,250)	(978)
Share-based compensation	4,006				4,006						4,006
Issuance of ordinary shares in connection with exercise of share options									1	(375)	374
Issuance of ordinary shares in connection with exercise of share options (in shares)									578,060	(578,060)
Provision for statutory reserves												80		(80)
Noncontrolling interest for establishments of Le Xiang Qi Cheng and Yuan Tu	519																	519
Comprehensive income:
Net income	8,491				8,508									8,508				(17)	8,491
Foreign currency translation adjustments	1,330				1,325								1,325					5	1,330
Total comprehensive income																			9,821
Balance at Dec. 31, 2010	2,722				2,215				72		12,568	164	3,017	(13,606)				507
Balance (in shares) at Dec. 31, 2010									71,560,740
Increase (Decrease) in Shareholders' Equity
Accretion of convertible participating redeemable preferred shares		(203)	(313)	(255)		(203)	(313)	(255)							(203)	(313)	(255)
Issuance of ordinary shares in connection with share-based compensation arrangement	3				3				3
Issuance of ordinary shares in connection with share-based compensation arrangement (in shares)									3,059,779
Share-based compensation	47,989				47,989						47,989
Issuance of ordinary shares in connection with exercise of share options	48				48						48
Issuance of ordinary shares in connection with exercise of share options (in shares)									31,172
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,763	231,549				231,549				26		231,523
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs (in shares)									26,063,544
Conversion of participating redeemable preferred shares to ordinary shares	70,971				70,971				78		70,893
Conversion of participating redeemable preferred shares to ordinary shares (in shares)									78,314,016
Provision for statutory reserves												5,503		(5,503)
Noncontrolling interest for establishment of Shanghai Yiyi	1,548																	1,548
Disposal of noncontrolling interest in Le Xiang Qi Cheng	(389)																	(389)
Comprehensive income:
Net income	14,544				15,603									15,603				(1,059)	14,544
Foreign currency translation adjustments	3,278				3,246								3,246					32	3,278
Total comprehensive income																			17,822
Balance at Dec. 31, 2011	$ 371,492				$ 370,853				$ 179		$ 363,021	$ 5,667	$ 6,263	$ (4,277)				$ 639
Balance (in shares) at Dec. 31, 2011									179,029,251

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME
Issuance of ordinary shares upon initial public offering ("IPO"), offering costs	$ 2,763

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 14,544	$ 8,491	$ 4,189
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	47,989	4,006	1,924
Depreciation and amortization	4,227	1,344	4,111
Provision (reversal) of allowance for doubtful accounts	51	(32)	27
Loss from impairment of intangible assets	87		256
Loss on equity method investment	437	57
Unrealized holding loss on trading securities	220
Loss from impairment of long-term investments	902
Changes in operating assets and liabilities:
Accounts receivable	(8,066)	1,100	(5,076)
Prepaid expenses and other current assets	(8,684)	(1,144)	(102)
Deferred taxes	(315)	60	374
Other noncurrent assets	(4,077)	(195)
Accounts payable	4,603	670	398
Accrued expenses and other current liabilities	11,554	2,858	1,195
Deferred revenue	10,744	2,824	1,706
Amount due to related parties	964
Income tax payable	7,123	86	38
Net cash provided by operating activities	82,303	20,125	9,040
Cash flows from investing activities:
Purchase of property and equipment	(16,320)	(2,826)	(809)
Purchase of intangible assets	(1,457)	(1,203)	(1,177)
Consideration paid in connection with business acquisitions, net of cash acquired of $171, nil and $615 in 2009, 2010 and 2011, respectively	(487)	(2,619)	(1,740)
Payment for the purchase of other assets	(1,571)	(1,039)	(482)
Purchase of trading securities	(451)
Capital contribution for cost method investments	(7,599)	(146)
Capital contribution for equity method investments	(6,926)	(1,220)
Cash used in investing activities	(34,811)	(9,053)	(4,208)
Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating redeemable preferred shares		20,000
Payment of issuance costs of Series C convertible participating redeemable preferred shares		(78)
Proceeds from exercise of share options	20	375
Proceeds from issuance of ordinary shares upon IPO	234,312
Payment of IPO costs	(2,611)	(44)
Capital contribution from noncontrolling interest shareholders	1,559
Net cash provided by financing activities	233,280	20,253
Effect of exchange rate on cash and cash equivalents	2,454	1,036	50
Net increase in cash and cash equivalents	283,226	32,361	4,882
Cash and cash equivalents at beginning of year	60,505	28,144	23,262
Cash and cash equivalents at end of year	343,731	60,505	28,144
Supplemental disclosure of cash flow information:
Income tax paid	3,699	317	2
Supplemental schedule of non-cash activities:
Conversion of participating redeemable preferred shares to ordinary shares	70,971
Ordinary shares to be issued in connection with business acquisitions			3,183
Ordinary shares to be issued in connection with exercise of share options			375
Consideration payable in connection with business acquisitions			2,596
Payable for purchasing property and equipment and intangible assets	915	271	26
Accrued and deferred IPO costs	108	515
Nonmonetary transaction (Note 6)	$ 2,100

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in connection with business acquisitions	$ 615		$ 171

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Qihoo 360 Technology Co. Ltd. (the “Company” or “Qihoo 360”, formerly known as Qihoo Technology Company Limited), incorporated in the Cayman Islands in June 2005, with its consolidated subsidiaries, variable interest entities (“VIEs”) and VIE’s subsidiaries (collectively referred to the “Group”) is primarily involved in the operations of internet services and sales of third party anti-virus software in the People’s Republic of China (the “PRC”).

As of December 31, 2011, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

	Place of	Later of	Percentage of
	establishment/	acquisition/	economic
	incorporation	incorporation	ownership

Subsidiaries
Qizhi Software (Beijing) Co., Ltd. (“Qizhi Software”)	PRC	December 28, 2005	100%
Tianjin Qisi Technology Co., Ltd. (“Tianjin Qisi”)	PRC	September 15, 2011	100%
Qiji International Development Limited (“Qiji International”)	HK	November 1, 2010	100%
Qifei International Development Co. Limited (“Qifei International”)	HK	November 2, 2010	100%
360 International Development Co. Limited (“360 International”)	HK	November 2, 2010	100%
VIEs
Beijing 3G3W Science & Technology Co., Ltd. (“3G”)	PRC	December 28, 2005	100%
Beijing Qibu Tianxia Technology Co., Ltd. (“QBTX”)	PRC	November 28, 2006	100%
Beijing Qihu Technology Co., Ltd. (“Beijing Qihu”)	PRC	August 13, 2007	100%
Qihoo 360 Software (Beijing) Co., Ltd. (“QH360”)	PRC	May 4, 2009	100%
Shanghai Qitai Network Technology Co., Ltd. (“Shanghai Qitai”)	PRC	September 2, 2009	100%
Beijing Star World Technology Co., Ltd. (“SJXH”)	PRC	October 12, 2009	100%
Chengdu Qiying Technology Co., Ltd. (“CDQY”)	PRC	December 17, 2009	100%
Qihoo Ceteng Technology Co., Ltd. (“Ceteng ”)	PRC	April 28, 2011	100%
Shanghai JN Technology Co., Ltd. (“Shanghai JN ”)	PRC	August 5, 2011	100%
Shanghai Yizhitang Information Service Co., Ltd. (“YZT”)	PRC	December 1, 2011	100%
VIEs’ Subsidiaries
Beijing Yuan Tu Technology Co., Ltd. (“Yuan Tu”)	PRC	December 28, 2010	70%
Chengdu 2366 Technology Co., Ltd. (“Chengdu 2366”)	PRC	June 1, 2011	100%
Shanghai Yiyi Digital Technology Co., Ltd. (“Shanghai Yiyi ”)	PRC	July 14, 2011	53.5%

History of the Group and corporate reorganization

The Company was incorporated in the Cayman Islands in June 2005.  In January 2006, the Company subdivided its ordinary shares from 1 to 100,000 shares, 55,000 of which were held by Young Vision Group Limited (“Young Vision”) and 45,000 shares of which were held by Global Village Associates Limited (“Global Village”).  Young Vision is ultimately owned by Mr. Xiangdong Qi and Mr. Hongyi Zhou (collectively referred to the “founders”).  Global Village is ultimately owned by Mr. Hongyi Zhou.

In December 2005, one of the founders, also the ultimate shareholders of the Company, acquired 3G.  In November 2005, 3G acquired Shanghai Yizhitang Information Service Co., Ltd. (“YZT”) and its wireless valued added services. The Company subsequently disposed YZT to a third party and discontinued its wireless value added services business in October 2007.  In December 2011, the Group acquired YZT back from the third party for its license of operating wireless value added services.

The Company established a wholly foreign owned subsidiary in PRC, Qizhi Software (Beijing) Co., Ltd. (“Qizhi Software”) in December 2005.

In January 2006, the Company issued a total of 65,239,960 ordinary shares to its shareholders at par value $0.001 each.  As a result, Young Vision held 35,936,978 ordinary shares, par value $0.001 each, and Global Village held 29,402,982 ordinary shares par value $0.001 each.

In January and May of 2006, the Company issued a total of 31,003,440 shares of Series A convertible participating redeemable preferred shares (“Series A shares”) at Series A subscription price of $0.4999 per share for cash proceeds of $15,500.  In May 2006, the Company granted a total of 1,600,320 warrants to certain Series A shareholders to purchase additional Series A shares which were exercisable into Series A shares at the Series A subscription price for $800 ($0.4999 per share).  All of the warrants were exercised in August 2006.

In November 2006, the Company issued 37,878,789 shares of Series B convertible participating redeemable preferred shares (“Series B shares”) to Series B shareholders at Series B subscription price of $0.66 per share for cash proceeds of $25,000.

In January 2010, the Company issued 7,831,467 shares of Series C convertible participating redeemable preferred shares (“Series C shares”) to Series C shareholders at Series C subscription price of $2.5538 per share for cash proceeds of $20,000.

In September 2010, QH360 together with certain independent individuals established Le Xiang Qi Cheng for a 60% equity interest.  In October 2011, the Group liquidated Le Xiang Qi Cheng.

In November 2010, the Company established three wholly owned subsidiaries in Hong Kong, Qiji International Development Limited (“Qiji International”), Qifei International Development Co. Limited (“Qifei International”) and 360 International Development Co. Limited (“360 International”).

In December 2010, QH360 together with certain independent individuals established Yuan Tu for a 70% equity interest.

In April 2011, the Company completed its IPO and a concurrent private placement, upon which the Company’s ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to five votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances. The Company newly issued 26,063,544 Class A ordinary shares, consisting of (i) 20,891,130 Class A ordinary shares offered through IPO, and (ii) 5,172,414 Class A ordinary shares issued in connection with the concurrent private placement. All of the Company’s Series A, B and C shares were automatically converted into 27,024,089 Class A and 51,289,927 Class B ordinary shares.

In July, 2011 QH360 together with certain third parties established Shanghai Yiyi for a 53.5% equity interest.

In September 2011, Qiji International established a wholly foreign owned subsidiary in PRC, Tianjin Qisi Technology Co., Ltd. (“Tianjin Qisi”).

Qizhi Software entered into a series of contractual arrangements with 3G, QBTX, Beijing Qihu, QH360, Shanghai Qitai, SJXH, CDQY, Ceteng, and Shanghai JN in January 2006, November 2006, August 2007, May 2009, September 2009, October 2009, December 2009, April 2011, and August 2011, respectively.  (See below for a description of the VIE arrangements under which the Company, or its subsidiaries, is the primary beneficiary of its consolidated VIEs and their subsidiaries).

Effective control over the VIEs was transferred to the Company through the series of contractual arrangements without transferring legal ownership in the VIEs (“Reorganization”).  As a result of these contractual arrangements, the Company maintains the ability to approve decisions made by the VIEs and is entitled to substantially all of the economic benefits of the VIEs and their subsidiaries, and therefore the Company consolidates the VIEs and their subsidiaries.  The establishment of Qizhi Software and the VIEs, and the series of contractual agreements formed part of the Reorganization, along with the issuance of Series A shares, Series B shares and Series C shares.  Immediately before and after the Reorganization, the ultimate shareholders controlled Qizhi Software and the VIEs; therefore, the Reorganization was accounted for as a transaction between entities under common control.  Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing internet services in the PRC where certain licenses are required for the provision of such services.  To comply with these PRC regulations, the Company conducts substantially the majority of its business through the VIEs and their subsidiaries.  To provide the Company the expected residual returns of the VIEs and their subsidiaries, Qizhi Software entered into a series of contractual arrangements with the VIEs who engage in the underlying operating activities and enjoy residual returns of their subsidiaries.

·                                          Agreements that transfer economic benefits and risks to the Company

Business operation agreements

Under the business operation agreements, the registered shareholders of VIEs may not enter into any transaction that could materially affect the assets, liabilities, interests or operations of the VIEs, without Qizhi Software’s prior written consent.  In addition, directors, general managers, financial controllers or other senior managers of VIEs must be Qizhi Software’s nominees appointed by the registered shareholders of the VIEs.  Each business operation agreement has a term of ten years and is renewable at Qizhi Software’s sole discretion.

Technology support and management consulting service agreements

Under the technology support and management consulting agreement, Qizhi Software agreed to provide the VIEs with technology support and consulting services.  VIEs agreed to pay a fixed amount or certain percentage of its revenue as service fees to Qizhi Software.  The agreements have a term of three to ten years and are renewable upon the parties’ agreement prior to the expiration.

Equity disposition agreements

The agreements granted Qizhi Software or its designated person exclusive options to purchase, when and to the extent permitted under PRC law, all of the equity interests in the VIEs.  The exercise price for the options to purchase all of the equity interests is the minimum amount of consideration permissible under the then applicable PRC law.  The agreements have an initial term of ten years and are renewable at Qizhi Software’s sole discretion.  Under the equity disposition agreements, the registered shareholders of the VIEs may sell the pledged shares to the Company at a nominal price to pay off the loans.  The Company absorbs losses of the VIEs, and is exposed to the risk of losses from the operation of the VIEs.

·                                          Agreements that provide the Company effective control over VIEs

Loan agreements

Under loan agreements between the Company and the registered shareholders of VIEs, the Company extended loans to the registered shareholders of VIEs for contributing registered capital to the VIEs in order to hold 100% of the equity interest in the VIEs.  Each loan agreement has a term of ten years and is renewable upon the parties’ agreement.

Equity pledge agreements

Under Qizhi Software’s equity pledge agreements with the VIEs and their respective registered shareholders, the registered shareholders of the VIEs pledged all of their respective equity interests in favor of Qizhi Software to secure VIE’s obligations under the various VIE agreements, including the business operation agreements and the technology support and management consulting service agreements described above.  If VIEs or any of their respective registered shareholders breaches any of their respective contractual obligations under these agreements, Qizhi Software, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.  The registered shareholders of VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interests in the VIEs, without Qizhi Software’s prior written consent.  Unless terminated at Qizhi Software’s sole discretion, each equity pledge agreement has a term of ten years and is renewable at Qizhi Software’s sole discretion, similar to the term of the exclusive technology support and management consulting service agreements.

Power of attorney

Each registered shareholder of VIEs, has executed a power of attorney appointing Qizhi Software to be his or her attorneys, and irrevocably authorizing them to vote on his or her behalf on all of the matters concerning the VIEs, that may require shareholders’ approval.

As a result of the contractual arrangements described above, Qizhi Software has the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance, bears the economic risks and receives the economic benefits of the VIEs, and is the primary beneficiary of the VIEs.  Therefore, the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements since the later of the date of acquisition and incorporation.

Risks in relation to the VIE structure

The Company believes that Qizhi Software’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The following consolidated financial statement balances and amounts of the Group’s VIEs and their subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2010	2011

Total current assets	$18,015	$59,800
Total noncurrent assets	5,080	35,627

Total assets	23,095	95,427

Total current liabilities	11,048	28,807
Total noncurrent liabilities	450	1,880

Total liabilities	$11,498	$30,687

	Year ended December 31,
	2009	2010	2011

Revenues	$24,299	$48,967	$160,613
Net income	$4,797	$15,220	$78,494

	Year ended December 31,
	2009	2010	2011
Net cash provided by operating activities	$1,592	$9,975	$56,621
Net cash used in investing activities	(2,503)	(5,477)	(32,367)
Net cash provided by financing activities	—	—	1,545
	$(911)	$4,498	$25,799

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its wholly owned subsidiaries and VIEs and their subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the consolidated financial statements and accompanying notes.  Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, valuations of acquired intangible assets, share-based compensation, valuation allowances for deferred tax assets, impairment of long-term investments, impairment of long-lived assets, useful lives of definite-lived intangible assets and other long-lived assets as well as goodwill impairment assessment.

Fair value measurements

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·                                         Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

·                                          Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·                                          Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and term deposits, which are unrestricted as to withdrawal or use.

Trading securities

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities.  Unrealized holding gains and losses for trading securities are included in the consolidated statements of operations.

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business.  Allowance for doubtful accounts reflect our best estimate of probable losses inherent in our accounts receivable balances. We regularly review allowances by considering factors such as historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay.

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of prepaid license and technical service fee, prepayment to service provider, bridge loan, prepaid principal for investments, interest receivable, rental deposits, prepaid rental, prepaid marketing promotion fee, professional fee, prepaid bandwidth, and other current assets.

Property and equipment, net

Property and equipment is carried at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer equipment and application software	3 years
Furniture and vehicles	3 - 5 years
Building	60 years
Leasehold improvements	lesser of the lease term or the estimated useful life of the assets

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired.  Identifiable intangible assets are carried at cost less accumulated amortization.  Amortization of definite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Domain names	3 - 15 years
Source code	5 - 8 years
Technology	3 - 10 years
Non-compete agreement	1 - 5 years

As of December 31, 2010 and 2011, the carrying values of these intangible assets with definite useful lives are $3,856 and $5,497, respectively.

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.  Certain domain names, trademarks and business license resulting from the acquisitions of business are determined to have indefinite lives.  As of December 31, 2010 and 2011, the carrying values of these intangible assets with indefinite lives are $1,690 and $2,357, respectively.

Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that a long-lived asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.  During the years ended December 31, 2009, 2010 and 2011, the Group recognized nil, nil and $87, respectively, of impairment losses on its long-lived assets.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Impairment of goodwill and indefinite-lived intangible assets

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment annually or more frequently if events and circumstances indicate that they might be impaired.

The Group performs a two-step goodwill impairment test.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.  During the years ended December 31, 2009, 2010 and 2011, no impairment losses were recorded.

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test consists of the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates or market price.  Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.  Market prices are based on potential purchase quote from third party.  During the years ended December 31, 2009, 2010 and 2011, the Group recognized $256, nil and nil of impairment loss on its indefinite-lived intangible assets.

Long-term investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings.  The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.

For investments in an investee over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method.  Significant influence is generally considered to exist when the Group has an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

During the years ended December 31, 2009, 2010 and 2011, the Group recognized nil, nil and $902 of impairment loss on its long-term investments because the fair value decreased significantly below the carrying value and the decrease was other-than-temporary (see Note 6 for details).

Revenue recognition

The Group generates its revenue through internet services and sales of third party anti-virus software.  The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Internet services revenue

Internet services revenue includes online advertising, internet value-added services and other services.

(1)                                 Online advertising

The Group provides links to third-party websites or online applications on its platform products (such as 360 Personal Start-up Page).  The Group charges fees to its customers on a fixed, cost-per-sale or cost-per-action basis.  These fees are determined based on the effectiveness of advertising links, which is typically measured by active users, clicks and transactions directed from the Group’s platforms. For the fixed-fee advertising contracts, the Group recognizes revenue ratably over the period the advertising is provided.  For contracts that are charged on a cost-per-sale or cost-per-action basis, the revenue is estimated by the Group based on its internal data, which is confirmed with the respective customers.

The Group also directs search traffic to search engines such as Google through its default search boxes on the Group’s 360 Safe Browser and its default home page, 360 Personal Start-up Page.  The Group receives a pre-determined fee from search engine companies based on the number of searches originated from 360 Safe Browser and 360 Personal Start-up Page, subject to a pre-determined limit, from search engine companies.  The revenue is estimated by the Group based on its traffic data, which is confirmed subsequently with the search engine companies.

The Group occasionally engages in nonmonetary transactions to allow certain third parties to bundle the Group’s security products with third parties’ software products, or to grant the third parties the right to provide links to the Group’s free security products on the third parties’ websites in exchange for more downloads of its security products.  The Group recognizes revenues and expenses at fair value from a nonmonetary transaction only if the fair value of the services exchanged in the transaction is determinable based on the entity’s own historical practice of receiving cash, trading securities, or other consideration that is readily convertible to a known amount of cash for similar services from customers unrelated to the counterparty in the nonmonetary transaction.  For the years ended December 31, 2009 and 2010, the Group engaged in certain nonmonetary transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these nonmonetary transactions were recognized. In 2011, the Group engaged in one nonmonetary transaction for which the fair value was determinable (see details in Note 6). Other than this transaction, the Group engaged in nonmonetary transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these nonmonetary transactions were recognized.

(2)                                 Internet value-added services

The Group’s internet value-added services include offering web games developed by third parties, offering remote technical support to paying users, and providing other Internet value-added services on the Group’s platforms.

Web games - The Group provides web game services and generates revenue from selling in-game currency online, which will be later used by game players to purchase in-game items in web games. All of the web games are developed by third-party game developers and can be accessed and played by game players on the Group’s platforms without downloading separate software. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency. Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game is insignificant. To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game, or for any other reason.

Remote technical support - The Group provides live technical assistance on a broad range of computer issues relating to security and performance optimization through remote access to users’ computers.  The Group generally charges fees on a per case basis for this service and also provides monthly and annual subscriptions.  For services charged on a per case basis, the Group recognizes revenue when the service is provided.  For monthly and annual subscriptions, the Group recognizes revenue ratably over the life of the subscription.

Sales of third party anti-virus software

The Group purchases software, such as anti-virus software, from third-party software developers for online resale to users. The Group recognizes revenue when the activation code of the software is delivered.  The Group evaluates its software sales contracts to determine whether to recognize revenues on a gross basis or net of costs of obtaining the associated software.  The determination is based upon an assessment as to whether the Group acts as a principal or agent when providing the sales. Most of the software revenues are accounted for on a gross basis since the Group is the primary obligor and acts as a principal in the sales.

Deferred revenue

Deferred revenue primarily includes cash received in advance from customers or end users and unrecognized license fee related to a license granted under a nonmonetary transaction as described in Note 6.  The unused cash balances remaining in customers or users’ accounts are recorded as a liability.  Deferred revenues related to prepayments from third party customers or end users will be recognized as revenue when all of the revenue recognition criteria are met, and deferred revenue related to license fee will be recognized as revenue based on the contract term.

Costs of revenues

Cost of revenues primarily consists of business tax and related surcharges, payment collection costs, salaries and benefits, bandwidth costs, depreciation of equipments, and revenue sharing to third party partners.

Business tax and related surcharges by various Chinese local tax authorities are incurred at rates ranging from 3.39% to 8.5% on revenue generated from providing services.

Product development expenses

The product development expenses primarily consist of the research and development expenses and expenses incurred for strengthening the existing products. Research and development primarily focused on the development and enhancement of the Group’s Internet platforms and products using its cloud-based security technology through (i) constantly updating the server cloud with a massive amount of malware information that the user cloud provides through information newly retrieved from and submitted by users, (ii) detecting the nature and classification of malware on a real-time basis, (iii) constantly developing new anti-malware countermeasures against newly detected malware, and (iv) deploying the enhanced technology in server cloud on a real-time basis.

Product development expenses include personnel-related expenses, bandwidth, license and technical service fees, depreciation of property and equipment and amortization of acquired intangible assets. The Group expenses product development costs as incurred.

Advertising costs

Advertising costs are expensed as incurred.  The Group incurred advertising costs of $3,756, $9,114 and $7,843 for the years ended December 31, 2009, 2010 and 2011, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Subsidy income

Government subsidy is recorded as a liability in deferred revenue when received, and recognized as subsidy income when the project is inspected and confirmed by the government, or it is not subject to future return or reimbursement.  The Group recognized subsidy income of nil, $266 and $151 for the years ended December 31, 2009, 2010 and 2011, respectively.

Income taxes

The Group follows the liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse.  The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not of being realized.  The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year excluding any outstanding ordinary shares that are contingently refundable subject to the satisfaction of both the service and performance condition on the nonvested shares.  Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Company computes earnings per Class A and Class B ordinary shares using the two class method. The unvested portions of nonvested shares are participating securities as all outstanding nonvested shares are entitled to nonforfeitable dividends that participate in undistributed earnings with ordinary shares.  Since the nonvested shares are considered participating securities, the nonvested shares issued by the Company are required to apply the two-class method when computing basic earnings per share.

The Group has share options and nonvested shares which could potentially dilute basic earnings per share in the future.  To calculate the number of shares for diluted net income per share, the effect of the share options is computed using the treasury stock method.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC are maintained in its local currency, the Renminbi (“RMB”) which is the functional currency of these entities.  The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollar which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the consolidated statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Comprehensive income

Comprehensive income is reported as a component of the consolidated statements of changes in equity and comprehensive income.  Comprehensive income of the Group includes the cumulative foreign currency translation adjustments and net income for the year.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods are received.

The Group uses the Black-Scholes option pricing model to measure the value of options granted to employees and nonemployees at each grant date or measurement date.

Noncontrolling interest

Effective January 1, 2009, the Group adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the “FASB”) regarding noncontrolling interests in consolidated financial statements.  The pronouncement requires noncontrolling interests to be separately presented as a component of equity in the consolidated financial statements.  The presentation regarding noncontrolling interest was retroactively applied for all the presented periods.

Risks and uncertainties

The Group participates in a dynamic industry with rapid changes in regulations, technology trends, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory or other PRC related factors; risks associated with the Group’s ability to attract and retain certain necessary employees to support its growth; risks associated with the Group’s ability to keep and increase the user base; risks associated with the Group’s growth strategies and general risks associated with the internet security industry, and risks surrounding pending litigations.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable.  The Group places its cash with financial institutions with high-credit ratings and quality.  The Group conducts credit evaluations of customers and generally does not require collateral or other security from their customers.  The Group maintains reserves for potential credit losses.

Details of the customers that account for 10% or more of total revenues is as follow:

	For the year ended December 31,
	2009	2010	2011
Customer
A	11%	21%	10%
B	—	6%	11%

Details of the customers accounting for 10% or more of accounts receivable are as follows:

	December 31,
	2010	2011
Customer
A	13%	10%
B	21%	24%

Recently issued accounting standards not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets- the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure - the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.”

·                                          Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

·                                          For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

·                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its financial position, results of operations or cash flows.

In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The Group does not expect this pronouncement to have a significant impact on its consolidated financial statements.

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this pronouncement.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

3.                                      ACQUISITIONS

(1)                                 Acquisition of The World Browser business

On September 30, 2009, the Group acquired the internet business of The World Browser from Beijing Shengjing Wanwei Technology Co., Ltd. (“Wanwei”). The acquisition provided synergies with the existing business.

The consideration of the acquisition included cash of $2,194 paid to a designated company owner by the shareholders of Wanwei and 2,125,176 ordinary shares, which was valued at $1.498 per share by the management with the assistance of an independent valuation firm, to Wanwei’s 45% owner, Global Village, who is one of the Company’s shareholders. In addition, the Company issued 1,290,353 nonvested shares to Wanwei’s 55% owner and other key employees. Since the issued nonvested shares are linked to continuing employment and the Company has repurchase rights for the nonvested shares if the key employee ceases his employment with the Group at any time before the third anniversary of the employment commencement date at minimal consideration, the nonvested shares are accounted for as compensation expenses.

Total purchase price was $5,340, consisting of:

Present value of cash consideration	$2,157
Fair value of ordinary shares issued	3,183
Total	$5,340

There were $314 and $1,880 cash consideration paid during 2009 and 2010. The difference between the cash consideration $2,194 and its present value $2,157 as of acquisition date is recorded as interest expense over the payment term using effective interest rate method. During the year ended December 31, 2009 and 2010, the Group recorded $37 and nil interest expense, respectively.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition as follows:

US$
Cash	$164
Other current assets	197
Property and equipment	20
Intangible assets
Trademark	750
Technology	1,924
Goodwill	2,645
Deferred tax liabilities	(360)
Total	$5,340

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis prepared by the management with the assistance of an independent valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the acquisition, as if the acquisition of The World Browser had occurred as of January 1, 2009. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisition on January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Year ended December 31,
2009
(Unaudited)
Pro forma revenue	$33,061
Pro forma net income	$4,123
Pro forma earnings per ordinary share—basic	$0.03
Pro forma earnings per ordinary share—diluted	$0.03

(2)                                 Acquisition of mobile security service business

On October 29, 2009, the Group acquired mobile security service business from an internet service company, acquiree D, for a cash consideration of $879. The acquisition allowed the Group to extend its brand to the mobile security market and provide synergies with the existing business. There were $732 and $147 of the cash consideration paid in 2009 and 2010.

In addition, the Company issued 775,127 nonvested shares, which was valued at $1.525 per share by the management with the assistance of an independent valuation firm, to shareholders of acquiree D, who became the Group’s key employees. Since the issued nonvested shares are linked to continuing employment and the Company has repurchase rights for the nonvested shares if the key employee ceases his employment with the Group at any time before the third anniversary of the employment commencement date at minimal consideration, the nonvested shares are accounted for as compensation expenses.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $879, was allocated as follows:

US$
Cash	$3
Other current assets	2
Property and equipment	11
Intangible assets
Trademark	180
Technology	150
Non-compete agreement	4
Goodwill	570
Deferred tax liabilities	(41)
Total	$879

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis prepared by the management with the assistance of an independent valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the acquisition, as if the acquisition of acquiree D had occurred as of January 1, 2009. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisition on January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Year ended December 31,
2009
(Unaudited)
Pro forma revenue	$32,462
Pro forma net income	$4,227
Pro forma earnings per ordinary share—basic	$0.03
Pro forma earnings per ordinary share—diluted	$0.03

(3)                                 Acquisition of security service business

On December 10, 2009, the Group acquired computer security service business of an internet service company, acquiree E, for a cash consideration of $1,457. The acquisition allowed the Group to enhance the product function to hardware optimization and provide synergies with the existing business. There were $865 and $592 of the cash consideration paid in 2009 and 2010.

In addition, the Company issued 732,064 nonvested shares, which was valued at $1.597 per share by the management with the assistance of an independent valuation firm, to shareholders of acquiree E who became the Group’s key employees. Since the issued nonvested shares are linked to continuing employment and the Company has repurchase rights for the nonvested shares if the key employee ceases his employment with the Group at any time before the third anniversary of the employment commencement date at minimal consideration, the nonvested shares are accounted for as compensation expenses.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $1,457, was allocated as follows:

US$
Cash	$4
Other current assets	40
Property and equipment	9
Intangible assets
Trademark	245
Technology	669
Non-compete agreement	44
Goodwill	573
Deferred tax liabilities	(127)
Total	$1,457

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the acquisition, as if the acquisition of acquiree E had occurred as of January 1, 2009. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisition on January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Year ended December 31,
2009
(Unaudited)
Pro forma revenue	$32,795
Pro forma net income	$4,199
Pro forma earnings per ordinary share—basic	$0.03
Pro forma earnings per ordinary share—diluted	$0.03

(4)         Acquisition of internet service business

On August 26, 2010, the Group made an investment of $772, representing 35% ownership, to form a new internet service company, Investee J, with an independent third party. The investment was accounted for as equity method investment since the Group has significant influence over the new company. On June 1, 2011, the Group acquired the remaining 65% equity interest from the third-party shareholders for a cash consideration of $618. The acquisition provided synergies with the existing business. At the acquisition date, the fair value of the 35% equity investment was valued at $1,056 by the management with the assistance of an independent valuation firm. The difference of $342 between the fair value of the 35% equity interest and its book value was recorded as loss from equity method investments. The $618 cash consideration was paid during 2011.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $618 was allocated as follows:

US$

Cash	$615
Other current assets	13
Property and equipment	28
Intangible assets
Domain name	408
Technology	293
Goodwill	338
Other current liabilities	(21)
Fair value of 35% equity interests owned by the Group	(1,056)
Total	$618

On June 24, 2011, the Group acquired an anti-virus business from the third-party shareholders for a cash consideration of $491, which was paid during 2011. The acquisition provided synergies with the existing business.

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $491 was allocated as follows:

US$

Intangible assets
Technology	$304
Non-compete agreement	67
Goodwill	120
Total	$491

The tangible and intangible assets valuation for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the two acquisitions described above, as if these acquisitions had occurred as of January 1, 2010. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Pro forma revenue	$57,838	$167,953
Pro forma net income	$8,400	$14,394
Pro forma earnings per ordinary share-basic	$0.05	$0.10
Pro forma earnings per ordinary share-diluted	$0.05	$0.08

Since the acquired businesses have been fully integrated into the Group’s current business after the acquisitions, it is impracticable to disclose separately their standalone revenue and earnings after the acquisition.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.                                     ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2010	2011

Accounts receivable	$8,174	$16,809
Allowance for doubtful accounts	(14)	(68)
Accounts receivable, net	$8,160	$16,741

Movement of allowance for doubtful accounts is as follows:

	December 31,
	2009	2010	2011

Balance at beginning of year	$38	$51	$14
Charge to (reversal of) expenses	27	(32)	51
Write off during the year	(16)	(4)	—
Exchange rate differences	2	(1)	3
Balance at end of year	$51	$14	$68

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                     PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2010	2011

Prepaid rental	$222	$907
Rental deposits	374	437
Prepaid bandwidth	361	792
Prepaid license and technical service fee	—	1,424
Prepaid principal for investments (i)	—	1,168
Prepayment to service provider (ii)	—	1,257
Bridge loan (iii)	—	1,209
Guarantee loan to employees related to exercise share options (iv)	—	894
Prepaid insurance for employee	—	343
Interest receivable	94	955
Prepaid marketing promotion fee and professional fee	245	723
Deferred cost	369	834
Prepayment for technology purchase and research project to a third party individual	—	715
Deferred IPO costs	560	—
Investment receivable on capital injection of Le Xiang Qi Cheng(v)	406	—
Investment receivable on capital injection of Yuan Tu(vi)	118	—
Others	394	1,150
Total	$3,143	$12,808

(i)	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.

(ii)

Amount represents the advance payments made on behalf of the end users to the service provider in relation to other Internet value-added services, which will be collected from the end users subsequently within a short period.

(iii)

The Group provided unsecrued interest-free bridge loans to certain investees and potential investees in accordance with the investment agreements signed between the parties in 2011.The loans will be paid back before July 31, 2012.

(iv)

Amount represents interest-free loans to employees to settle the individual income tax associated with the options granted by the Company. Such loan is secured by share options held by the employees, and will be repaid to the Company when ordinary shares are sold.

(v)                                 In August 2010, the Group paid $599, representing 60% ownership, to form Le Xiang Qi Cheng with three other individual investors (“40% owners”).  Even though the 40% owners have not yet paid their portion of the capital contribution, they have the full legal rights and entitlement to their portion of the equity.  The investment receivable of $406 as of December 31, 2010 represented the receivable from 40% owners (noncontrolling interest), which had been collected in 2011.

(vi)                              In September 2010, the Group paid $272, representing 70% ownership, to form Yuan Tu with two other individual investors (“30% owners”).  Even though the 30% owners have not yet paid their portion of the capital contribution, they have the full legal rights and entitlement to their portion of the equity.  The investment receivable of $118 as of December 31, 2010 represented the receivable from 30% owners (noncontrolling interest), which had been collected during 2011.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

6.                                     LONG-TERM INVESTMENTS

	December 31,
	2010	2011

Cost method investments:
An internet service company, Investee X (i)	$—	$5,500
Others (ii)	812	3,353
Less: impairment loss on long-term investments (iii)	—	(666)
Cost method investments, net	812	8,187

Equity method investments:
An internet security company, Investee Y (iv)	—	1,958
A web game company, Investee Z (v)	—	1,547
Others (vi)	1,169	4,105
Less: impairment loss on long-term investments (vi)	—	(236)
Equity method investments, net	1,169	7,374

Total	$1,981	$15,561

(i)                                     In October 2011, the Group entered into a share purchase agreement with Investee X to purchase its 18% ordinary shares for an aggregate purchase price of $5,500.  The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities.  The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011.

(ii)                                  As of December 31, 2010, the Group had two investments, investee H and I, which are specialized in internet service and online television business, with the equity interest of 16.67% and less than 0.1%, respectively. The carrying value was $146 and $666. In 2011, the Group made five other investments with initial consideration of $929, $353, $158, $158 and $943, respectively, which are specialized in mobile internet business and security business with the equity interest of 1.7%, 1.5%, 15%, 15% and 5%, respectively. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The Group has performed an impairment analysis and determined that there was no impairment on the investments during 2010. In 2011, one of the investments was fully impaired (see iii).

(iii)                               During 2011, the operations of one of the investments in an online television company with cost of $666 declined significantly. The Group performed an impairment analysis on the investment. Based on estimated net future cash flow of the investee company, which is a level 3 measure, the result of which indicated that the decrease in the fair value of the investee was other-than-temporary and hence, the investment should be fully written off.  As a result, the Group recognized an impairment loss of $666 during the year ended December 31, 2011.

(iv)                              In November 2011, the Group entered into a nonmonetary transaction with the Investee Y. The Group provides the license for using the Group’s certain technology licenses to Investee Y in exchange for its 30% equity interest in the form of preferred shares. The Group also needs to provide continuous technical support to the investee for ten years. Because the fair value of the licenses is more readily determinable, the Group recorded the transaction based on the fair value of the license which was valued with the assistance of a third-party valuation firm. The fair value was determined as $3,000. The transaction was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee Y. The partial gain of the nonmonetary transaction was recorded as deferred revenue and is amortized ratably over the ten-year contract period. The Group recognized $142 share of loss since the date of the investment. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011.

(v)                                 In December 2011, the Group made an investment of $1,572, representing 25% ownership, to form a new web game company, Investee Z, with independent third parties.  The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee Z.  The Group recognized $25 share of loss in 2011. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011.

(vi)                              As of December 31, 2010, the Group had two investments with initial consideration of $772 and $454, respectively, which are specialized in web game business and security business with the equity interest of 35% each. In 2011, the Group made nine other investments with initial consideration of $469, $470, $548, $313, $621, $131, $415, $788 and $470, respectively, which are specialized in web game business, mobile internet business and security business, with the equity interest of 30%, 30%, 38%, 25%, 30%, 30%, 40%, 35% and 20%, respectively. The investments were accounted for as equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of investees. The Group recognized $57 and $270 share of loss in these investments in 2010 and 2011, respectively. The management performed the impairment analysis on these investments based on level 3 measures and determined that there was no impairment in 2010, and one investment was impaired because its fair value decreased significantly below its carrying value and the decrease was other-than-temporary in 2011. The impairment loss was $236.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.                                     PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011

Computer equipment and application software	$6,898	$22,105
Building	—	671
Furniture and vehicles	395	507
Leasehold improvements	534	1,336
	7,827	24,619
Less: Accumulated depreciation and amortization	4,521	7,954

Property and equipment, net	$3,306	$16,665

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $626, $781 and $3,393, respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

8.                                     ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the acquired intangible assets are as follows:

		December 31,
		2010	2011

	Indefinite-lived:
	Domain names	$740	$757
	Trademarks	1,215	1,274
	License of service provider	—	604
	Definite-lived:
	Domain names	153	836
	Source code	1,651	1,752
	Technology	2,837	4,579
	Non-compete agreement	50	121
	Total acquired intangible assets	6,646	9,923

Less:	Accumulated amortization
	Domain names	(9)	(64)
	Source code	(313)	(572)
	Technology	(479)	(1,009)
	Non-compete agreement	(34)	(59)
	Accumulated amortization	(835)	(1,704)

Less:	Impairment loss
	Domain names	(265)	(278)
	Source code	—	(87)
	Accumulated impairment loss	(265)	(365)

	Acquired intangible assets, net	$5,546	$7,854

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $233, $563 and $834, respectively.  Amortization expenses for the years ending December 31, 2012, 2013, 2014, 2015 and 2016 and after are expected to be $ 1,110, $1,069, $1,021, $770 and $1,527, respectively.

The Group performs an impairment assessment on intangible assets with indefinite lives on December 31 of each year.  The fair value of intangible assets with indefinite lives were estimated based on the discounted value of estimated future cash flows.  An impairment loss of $256 and $87 for certain domain names and source code were recognized due to declining marketability and fair value of the intangible assets in 2009 and 2011 respectively.  There were no impairment charges for the year ended December 31, 2010.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL.
GOODWILL

9.                                     GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2009, 2010 and 2011, consisted of the followings:

	December 31,
	2010	2011

Beginning balance	$3,788	$3,918
Goodwill acquired in acquisitions of business	—	458
Exchange difference	130	204
Ending balance	3,918	4,580

The Group performs their annual impairment test for Goodwill on December 31 of each year.  Based on the results of the impairment test, there was no impairment of goodwill during the years ended December 31, 2009, 2010 and 2011, respectively.

ACCRUED EXPENSES AND OTHER CURRENT LIBILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIBILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIBILITIES

10.                              ACCRUED EXPENSES AND OTHER CURRENT LIBILITIES

	December 31,
	2010	2011
Payroll related payable	1,701	5,481
Other tax payable	1,987	233
Accrued agent rebates and profit sharing cost	364	844
Accrued professional service fee	801	1,346
Accrued bandwidth	276	1,378
Accrued marketing promotion expenses	537	1,658
Accrued license and technical service fee	—	750
Amount due to employees (i)	—	4,605
Consideration payable for investments and acquisitions	—	498
Payable for purchasing property and equipment and intangible assets	271	915
Deposits from E-commerce customers	—	1,083
Other current liabilities	359	1,011
Total	$6,296	$19,802

(i)                                     Amount represents the cash received by the Group for selling the ordinary shares on behalf of the employees, which will be paid to the employee subsequently.

LONG-TERM PAYABLE	12 Months Ended
Dec. 31, 2011
LONG-TERM PAYABLE
LONG-TERM PAYABLE

11.                              LONG-TERM PAYABLE

In 2008, the Group signed an agreement with a third party that allows the Group to offer the third party’s anti-virus software during a three-and-a-half-year period.  The Group entered this agreement primarily to attract users to its platforms.  The useful life was originally estimated according to the contract terms, and subsequently changed to zero in the fourth quarter of 2009 when the Group launched its own free anti-virus software and did not expect such software to attract more users to its platforms on a going forward basis. Therefore, during the fourth quarter of 2009, the remaining carrying amount of other assets related to the contract was fully amortized. The total fee of $3,811 is to be paid in installments. By the end of 2011, $3,168 had been settled and the remaining of $460 will be paid in 2012.

	December 31,
	2010	2011

Current portion	$1,525	$460
Noncurrent portion	450	—
Total	$1,975	$460

DEFERRED REVENUE	12 Months Ended
Dec. 31, 2011
DEFERRED REVENUE
DEFERRED REVENUE

12.                              DEFERRED REVENUE

	December 31,
	2010	2011

Deferred revenue - current:
Deferred revenue from customers (i)	$1,920	$8,356
Deferred revenue for system development services (ii)	2,290	3,006
Deferred subsidy income (iii)	379	517
Deferred license fee (iv)	—	210
Total deferred revenue - current	$4,589	$12,089

Deferred revenue - noncurrent
Deferred license fee (iv)	$—	$1,853
Deferred reimbursement of ADS depositary service (v)	—	1,671
Deferred subsidy income (iii)	—	1,589
Total deferred revenue - noncurrent	$—	$5,113

(i)

Deferred revenue from customers mainly represents payments received from (1) advertising customers before the services were provided by the Group; and (2) game players of web games before the in-game currency were consumed.

(ii)

Deferred revenue for system development services represents payments received from third party customers in relation to the service to be provided by the Group which is subject to the customers’ inspection and acceptance.

(iii)

The Group received prepayments from the local government for web-security related research and development projects. The amount was deferred since the projects are subject to final inspection upon the completion.

(iv)	Deferred license fee was related to the nonmonetary transaction as described in Note 6.

(v)

Deferred reimbursement of ADS depositary service represents the cash received from the Bank of New York Mellon as reimbursement of its ADS depositary service, which will be recognized ratably over the contract term.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

13.                              INCOME TAXES

Cayman

The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

Qifei International, 360 International and Qiji International, incorporated in 2010, are subject to the unified tax rate of 16.5% in Hong Kong for the year ended December 31, 2011.  Under the Hong Kong tax laws, Qifei International, 360 International and Qiji International are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Group’s PRC entities are subject to Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

The Enterprise Income Tax Law (“the New EIT Law”) became effective on January 1, 2008.  The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law and its implementing rules, an enterprise which qualifies as a “high and new technology enterprise” (“HNTE”) is entitled to a tax rate of 15%.

Qizhi Software obtained its HNTE status in 2006 and was entitled to the tax rate of 15% with three-year exemption starting from 2006 followed by a reduced tax rate of 7.5% for the subsequent three years.  Based on the transition rules of the EIT Law, Qizhi Software renewed its HNTE status and continued to enjoy preferential tax treatments from 2008 through 2010.  Qizhi Software was entitled to a tax rate of 50% of the applicable rate for 2009 which was 7.5%.

On April 21, 2010, the State Administration of Taxation issued Circular 157 Further Clarification on Implementation of Preferential EIT Rate during Transition Periods (“Circular 157”).  Circular 157 seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the New EIT Law.  Prior to Circular 157, Qizhi Software interpreted the law to mean that if an HNTE entity was in a tax holiday period, including “2-year exemption plus 3-year half rate”, “5-year exemption plus 5-year half rate” and other tax exemptions and reductions, where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the New EIT Law, then it was entitled to pay tax at the rate of 7.5%.  Circular 157 appears to have the effect that such an entity is entitled to pay tax at either the lower of 15% or 50% of the standard PRC tax rate (i.e. currently 25%).  Circular 157 is unclear as to whether its effect is retrospective but the Group’s understanding is that the State Administration of Taxation has taken the position that the Circular applies only to tax years commencing from January 1, 2010.  However, Qizhi Software confirmed with the relevant local tax district that entities that qualify for “3-year exemption plus 3-year half rate” tax holiday as HNTEs and which is registered in Experimental Area for Developing New-Technology Industries of Beijing, notwithstanding Circular 157, can still be subject to 7.5% EIT for the year ended December 31, 2010. As a consequence, Qizhi Software was entitled to a tax rate of 7.5% in 2010. Qizhi Software received a renewal of its “high and new technology enterprises” status in October 2011 and was entitled to a reduced EIT rate of 15% for 2011.

Beijing Qihu is recognized as a HNTE by relevant PRC government authorities and entitled to PRC Enterprise Income Tax of 15% tax rate for the years ended December 31, 2010 and 2011, respectively.

Shanghai Qitai is approved by the local tax authority to file its income tax by adopting the “deemed-profit method”.  Under this method, Shanghai Qitai filed its income tax by calculating as 2.5% of the gross revenues.

3G, QBTX, QH360 and CDQY are subject to the unified tax rate of 25% for the years ended December 31, 2009, 2010 and 2011, respectively.

SJXH is recognized as a HNTE by relevant PRC government authorities starting on November 21, 2011, and is subject to tax rate of 25% and 15% for the years ended December 31, 2010 and December 31, 2011, respectively.

Yuan Tu is subject to the unified tax rate of 25% for the years ended December 31, 2010 and 2011, respectively.

Tianjin Qisi, Shanghai JN, Shanghai Yiyi, YZT and Chengdu 2366, which were incorporated or acquired in 2011, are all subject to the unified tax rate of 25% for the year ended December 31, 2011.

Ceteng, which was incorporated in 2011, is recognized as Software Enterprises by relevant PRC government authorities on December 19, 2011 and entitled to the preferential tax treatment of “2-year exemption plus 3-year half rate” commencing from its first profit-making year for EIT purposes.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status.  The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company, its subsidiaries, VIEs and VIEs’ subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries, VIEs and VIEs’ subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax.  In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.  Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.  The Company’s PRC entities historically have not declared or paid any dividends.

Aggregate undistributed earnings of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC that are available for distribution to the Company of approximately $56,625 at December 31, 2011 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Detailed information about income tax of the Group’s subsidiaries and VIEs is as below:

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the year ended December 31,
	2009	2010	2011

Current income tax expense	$38	$403	$10,724
Deferred income tax expense	374	60	150
Total income tax expense	$412	$463	$10,874

The principal components of the deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011

Current deferred tax assets:
Provision of allowance for doubtful accounts	$9	$15
Accrued payroll	129	797
Advertising and promotion expenses	142	—
Other assets	—	52
Net operating loss carry forwards	520	—
Less: Valuation allowance	(4)	(6)
Current deferred tax assets, net	796	858

Noncurrent deferred tax assets:
Acquired intangible assets	40	57
Advertising and promotion expenses	—	23
Other assets	213	—
Deferred revenue-noncurrent	—	457
Net operating loss carry forwards	308	1,137
Less: Valuation allowance	(308)	(1,160)
Noncurrent deferred tax assets, net	253	514

Noncurrent deferred tax liabilities:
Acquired intangible assets	512	507
Noncurrent deferred tax liabilities	$512	$507

The Company operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis.  The subsidiaries and VIEs registered in the PRC have total net operating loss carry forwards of $5,422 as of December 31, 2011 which will expire on various dates between December 31, 2013 and December 31, 2016.

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before income tax and the actual provision for income tax is as follows:

	For the year ended December 31,
	2009	2010	2011

Income before income tax expense	$4,601	$9,011	$25,855
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	1,150	2,253	6,464
Permanent differences - others	54	75	(1,063)
Permanent differences - share based compensation expense	481	1,002	11,997
Effect of different income tax calculation method required by tax bureau	(219)	(2,416)	(84)
Effect of different income tax rates in other jurisdictions	125	91	(233)
Effect of income tax holiday and preferential tax rates	(1,192)	(717)	(7,036)
Changes in valuation allowance	13	175	829
Income tax expense	$412	$463	$10,874

Certain consolidated entities of the Group enjoy tax holidays granted by the local tax authorities.  Without the tax holidays, the Group’s income tax expense would have increased by $1,192, $717 and $7,036 for the years ended December 31, 2009, 2010 and 2011, respectively.  The impact of the tax holidays on basic net income per ordinary share was an increase of $0.02, $0.01 and $0.05 for the years ended December 31, 2009, 2010 and 2011, respectively.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

14.                              ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended, authorizes the Company to issue 156,631,180 (156,631,180 for 2010 and 143,876,993 for 2009) ordinary shares with a par value of $0.001 each.

On January 17, 2006, the Company issued a total of 100 ordinary shares, par value $1.00 each, including 55 shares to Young Vision and 45 shares to Global Village.  In January 2006, the Company subdivided the ordinary shares at a 1 to 1,000 ratio.  Also on the same day, the Company issued a total of 65,239,960 ordinary shares to the shareholders at par value $0.001 each.  As a result, Young Vision held 35,936,978 ordinary shares, 18,086,101 of which was designated as the equity pool (see Note 17), par value $0.001 each, and Global Village held 29,402,982 ordinary shares par value $0.001 each.

In January 2010, the Company also issued to Global Village 2,125,176 ordinary shares in connection with its acquisition of The World Browser in September 2009.  The shares were recorded as shares to be issued in equity on the consolidated balance sheet as of December 31, 2009.

In addition, in January 2010, in connections with certain acquisitions and share-based compensation arrangement in 2009, the Company issued 3,517,544 ordinary shares to Young Vision that would eventually issue the shares to key employees if certain employment criteria are met.

In April 2010, the Company issued 578,060 ordinary shares in connection with the exercise of options which were granted and vested in 2006.

On April 4, 2011, the Company completed its IPO and a concurrent private placement upon which the Company’s ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. The Company newly issued 26,063,544 Class A ordinary shares, consisting of (i) 20,891,130 Class A ordinary shares offered through IPO, and (ii) 5,172,414 Class A ordinary shares issued in connection with the concurrent private placement. All of the Company’s Series A, Series B and Series C shares were automatically converted into 27,024,089 Class A and 51,289,927 Class B ordinary shares.

In September and December 2011, the Company issued 2,152,693 and 907,086 ordinary shares for future delivery to the employees and nonemployees upon exercise of share options or grant of nonvested shares respectively.

As of December 31, 2011, there are 109,392,815 Class A ordinary shares and 69,636,436 Class B ordinary shares outstanding, par value $0.001 per share.

CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES
CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES

15.                              CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES

In January and May of 2006, the Company issued a total of 31,003,440 shares of Series A shares at Series A subscription price of $0.4999 per share for cash proceeds of $15,500.  In May 2006, the Company granted a total of 1,600,320 warrants to certain Series A shareholders to purchase additional Series A shares which were exercisable into Series A shares at the Series A subscription price for $800.  All of the warrants were exercised in August 2006.

In November 2006, the Company issued 37,878,789 shares of Series B shares to Series B shareholders at Series B subscription price of $0.66 per share for cash proceeds of $25,000.

In January 2010, the Company issued a total of 7,831,467 shares of Series C shares at Series C subscription price of $2.5538 per share for cash proceeds of $20,000.

In April 2010, one of the shareholders of Series A shares transferred at Series C subscription price of $2.5538 per share to three investors a total of 1,691,610 Series A shares, 156,631 of which was transferred to a shareholder of both Series A shares and Series B shares. The shareholder was granted all the rights of the Series C shares for the 156,631 Series A shares.

On April 4, 2011, Series A, Series B and Series C shares had been automatically converted into 27,024,089 Class A and 51,289,927 Class B ordinary shares after the closing of IPO.

The main terms of Series A, Series B and Series C shares are summarized as follows:

Rank

The series C shares shall, with respect to (i) the payment of the liquidation payment in the event of a liquidation or a sale transaction, (ii) the payment of the dividends and (iii) all other rights and preferences, rank senior to (a) the series B shares, the series A shares and the ordinary shares; while series B shares with respect to these events rank senior to the series A shares and the ordinary shares; and the series A shares respect to these events rank senior to the ordinary shares.

Redemption

At any time commencing on the earlier of (a) such time as the Company’s CEO is enjoined or prevented from serving as the CEO of the Company and (b) the sixth anniversary of the Series B Subscription Date, (i) if holders of at least 66 2/3% of the Series B shares approve redemption, any holder of Series B share shall be entitled to require the Company and (ii) if holders of at least 75% of the Series A shares approve redemption, any holder of Series A shares shall be entitled to require the Company, in each case by a six-month prior notice in writing to the Company to redeem, out of legally available funds, for all, but not less than all, of the Series B shares or Series A shares held by such holder, as applicable; provided the Group remain solvent and have sufficient cash for working capital required for at least one year, by reference to the annual budget approved by the Board.  This redemption right set forth herein shall terminate upon closing of a qualified initial public offering (“Qualified IPO”).

At any time commencing on the fifth anniversary of the series C subscription date, if holders of at least 66 2/3% of the series C shares approve redemption, any holder of series C shares shall be entitled to require the Company, by serving a Redemption Notice on the Company, to redeem, out of legally available funds, for all, but not less than all, of the series C shares held by such holder, provided, that the Group Companies remain solvent and have sufficient cash for working capital required for at least one year by reference to the annual budget approved by the Board of Directors.

Qualified IPO means firm commitment underwritten public offering either with total offering proceeds to the Company of at least $80,000 before deduction of the underwriting commissions and expenses or with the approval of holders of 66 2/3% or more of the then issued and outstanding preferred shares of the Company.

Redemption Payments equal to the (i) aggregate of series C subscription price, series B subscription price or series A shares subscription price, (as adjusted for share dividends, combinations or splits or reclassification with respect to such share) plus (ii) all accumulated but unpaid dividends on the Series C shares, the Series B shares or Series A shares, as applicable, at a rate of 5% for each year the Series C shares, Series B shares or Series A shares, as applicable, remain outstanding (pro rata for a partial year).

During the years ended December 31, 2009, 2010 and 2011, the Company recorded $815, $815 and $203 as accretion of Series A shares, $1,250, $1,250 and $313 as accretion of Series B shares in the consolidated statements of operations. During the year ended December 31, 2010 and 2011, the Company recorded $978 and $255 as accretion of Series C shares in the consolidated statements of operations, respectively.

Conversion

Optional conversion-Any holder of Series A shares, Series B shares and Series C shares shall have the right, at its option, at any time and from time to time, to convert, any or all of such holder’s Series A shares, Series B shares or Series C shares, as applicable, into such number of fully paid ordinary shares as is determined by dividing (i) the Series A subscription price by the then effective conversion price for the Series A shares, or (ii) the Series B subscription price by the then effective conversion price for the Series B shares, or (ii) the Series C subscription price by the then effective conversion price for the Series C shares, as applicable.  The conversion price for Series A shares, Series B shares and Series C shares shall initially be equal to the Series A subscription price, the Series B subscription price and the Series C subscription price respectively, subject to adjustment for share dividend, share split or share combination, and other anti-dilution feature.

Automatic conversion-Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series A shares, each outstanding share of Series A shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.

Immediately upon closing of a Qualified IPO, each outstanding share of Series B shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.

Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series C preferred shares, each outstanding share of Series C shares shall be automatically converted, into the number of fully paid ordinary Shares in accordance with the then effective applicable conversion price.

Dividends

For dividend other than in ordinary shares, dividend shall be ratably paid to holders of Series C shares , Series B shares, Series A shares and Ordinary shares based on an as-if converted basis.

For dividend in ordinary shares, holders of Series C shares, Series B shares or Series A shares shall not participate in the distribution of dividend in Ordinary Shares, but shall be entitled to adjustment to the conversion price then in effect.

Voting rights

The Board of Directors shall comprise a maximum of six directors, two of which shall represent Series A preferred shareholders, one of which shall represent Series B preferred shareholders.  Series A, Series B and Series C shares shall be entitled to three, two and one non-voting observers to the Board of Directors, respectively.  Holders of ordinary shares, voting as a single class, shall be entitled to elect a maximum of three directors.

Liquidation preference

Upon liquidation, out of legally available assets for shareholders, holders of Series C shares shall be paid an amount equal to Series C subscription price plus unpaid dividends if any first.  Then Series B shareholders shall be paid an amount equal to Series B subscription price plus unpaid dividends if any.  Then Series A shareholders shall be paid an amount equal to Series A subscription price plus unpaid dividends if any.  Any remaining assets shall be distributed ratably among Series C shareholders, Series B shareholders, Series A shareholders and ordinary shareholders on an as-if converted basis.  The Company has not declared any dividends for Series A shares, Series B shares, or Series C shares.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
NET INCOME PER SHARE

16.                              NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated:

	2009	2010	2011

Net income attributable to Qihoo 360 Technology Co. Ltd.	4,189	8,508	15,603
Accretion of Series A shares	815	815	203
Accretion of Series B shares	1,250	1,250	313
Accretion of Series C shares	—	978	255
Undistributed earnings allocated to Series A shares(i)	190	1,040	—
Undistributed earnings allocated to Series B shares(i)	—	906	—
Undistributed earnings allocated to Series C shares(i)	—	—	—
Undistributed earnings allocated to participating unvested shares(i)	401	778	1,124

Net income attributable to Class A and Class B ordinary shareholders for computing basic net income per ordinary share	1,533	2,741	13,708

Net income attributable to nonvested shareholders for computing basic net income per participating unvested shares(i)	401	778	1,124

Accretion of Series A shares	815	815	203
Undistributed earnings allocated to Series A shares(i)	190	1,040	—
Net income attributable to Series A shareholders for computing basic net income per Series A share	1,005	1,855	203

Accretion of Series B shares	1,250	1,250	313
Undistributed earnings allocated to Series B shares(i)	—	906	—
Net income attributable to Series B shareholders for computing basic net income per Series B share	1,250	2,156	313

Accretion of Series C shares	—	978	255
Undistributed earnings allocated to Series C shares(i)	—	—	—
Net income attributable to Series C shareholders for computing basic net income per Series C share	—	978	255

Weighted average ordinary shares outstanding used in computing basic net income per Class A and Class B ordinary share	51,780,932	55,568,041	137,775,752
Weighted average shares used in calculating net income per participating unvested share-basic	13,559,028	15,782,530	11,292,535
Weighted average shares outstanding used in computing basic net income per Series A share	32,603,760	32,603,760	8,356,247
Weighted average shares outstanding used in computing basic net income per Series B share	37,878,789	37,878,789	9,755,085
Weighted average shares outstanding used in computing basic net income per Series C share	—	7,659,818	2,057,209
Weighted average ordinary shares outstanding used in computing diluted net income per Class A and Class B ordinary share(ii)	65,339,960	71,350,571	172,992,515
Net income per Class A and Class B ordinary share-basic	0.03	0.05	0.10
Net income per participating unvested share-basic	0.03	0.05	0.10
Net income per Series A share-basic	0.03	0.06	0.02
Net income per Series B share-basic	0.03	0.06	0.03
Net income per Series C share-basic	NA	0.13	0.12
Net income per Class A and Class B ordinary share-diluted	0.03	0.05	0.09

(i)                                     The net income attributable to Qihoo 360 Technology Co. Ltd was allocated among Class A and Class B ordinary shares, preferred shares and certain nonvested shares (see Note 17) pro rata on the basis of their right to participate in dividends.

(ii)                                  The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011 the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A shares, Series B shares and Series C shares and exercise of share options using the treasure stock method, respectively, has been included in the dilutive securities.

For the year 2009, 32,603,760 and 37,878,789 ordinary shares resulting from the assumed conversion of Series A shares and Series B shares were excluded as their effect was anti-dilutive.  The effect of the share options were also excluded as the performance condition for the share options has not been met.

For the year 2010, 32,603,760, 37,878,789 and 7,831,467 ordinary shares resulting from the assumed conversion of Series A shares, Series B shares and Series C shares were excluded as their effect was anti-dilutive.  The effect of the share options were also excluded as the performance condition for the share options has not been met.

For the year 2011, 2,552,844 share options were excluded as their effect was anti-dilutive.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

17.                              SHARE-BASED COMPENSATION

Share options

On January 25, 2006, the Company adopted the 2006 Employee Share Option Plan (the “2006 Plan”) for the granting of share options to employees and nonemployees to reward them for services to the Company and to provide incentives for future service.  The share options expire ten years from the date of grant.

On April 1, 2011, the Company adopted the 2011 Employee Share Option Plan (the “2011 Plan”) for the granting of share options to employees and nonemployees to reward them for services to the Company and to provide incentives for future service.  The share options expire ten years from the date of grant.

Option to employees and directors

On June 30, 2009, the Company granted 911,950 share options to employees at an exercise price of $1.5 per share.

On January 1, 2010 and July 1, 2010, the Company granted 110,000 and 939,000 share options to employees at an exercise price of $2.2 and $2.8 per share, respectively.

On January 1, 2011, February 14, 2011, March 3, 2011, July 1, 2011 and October 1, 2011, the Company granted 3,726,200, 700,000, 684,500, 2,689,200 and 375,000 share options to employees at an exercise price of $5.2, $5.2, $6.0, $12.94 and $10.89 per share, respectively.

On July 1, 2011, the Company granted 40,000 share options to two directors at an exercise price of $9.67 per share.

Option to nonemployees

During the year ended December 2009, the Company did not grant any share options to nonemployees.

On July 1, 2010, the Company granted 4,100,000 share options to nonemployees for consulting and investment advisory services of four years at an exercise price of $2.8 per share.

On January 1 and March 3, 2011, the Company granted 60,000 and 20,000 share options to nonemployees for consulting and investment advisory services of three or four years at an exercise price of $5.2 and $6.0 per share, respectively.

Option exercise

The option shall be exercisable by giving notice in writing to the Company stating that the option is exercised and the number of shares in respect of which it is exercised.  Any such notice must be accompanied by a remittance for the full amount of the exercise price for the shares in respect of which the notice is given.

Vesting of options

The option will vest when the service conditions are met.  In addition, according with the 2006 Plan, one of the Exit events, described in “Termination of Option” below, shall happen.

In accordance with the vesting schedules set out in the 2006 Plan, 1/4 of the options granted will be vested on each anniversary from the date of grant subject to the occurrence of one of the Exit events. Under the 2011 Plan, the Plan administrator (compensation committee) has the authority to determine the schedule for vesting.

Termination of option

Both under the 2006 and the 2011 Plan, the option may not be exercised until vested.  Once vested, the option may be exercised in whole or any part, at any time.  However, an option will be forfeited, if the grantee ceases to be an employee.

Furthermore, in accordance with the 2006 Plan, an option will be forfeited, if the grantee ceases to be an employee prior to an Exit, then (i) the portion of the Option which has been otherwise vested and not exercised, and (ii) the portion of the options which has not been vested, will automatically lapse and expire.

Exit means (i) a listing, (ii) a sale of all or substantially all of the issued share capital of the Company, (iii) a sale by the Company of all or substantially all of its assets, (iv) the passing of an effective resolution or the making of an order of a competent court for the winding up of the Company.

Based on the terms above, the options will not actually vest until one of the Exit events happens and the service conditions are met.

The fair value of the options granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used.

Year ended December 31,
	2010	2011

Risk-free interest rate	3.31% - 3.73%	2.74% - 3.88%
Expected life (years)	5.15 - 5.30	5.40 - 6.35
Volatility	62.7% - 63.64%	43.10% - 57.70%
Dividend yield	—	—
Fair value of underlying ordinary shares at the grant date	1.86 - 2.58	5.01 - 14.09
Fair value of the share options at the grant date	1.01 - 1.40	2.64 - 8.15

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical share price volatility of comparable companies over a period comparable to the expected term of the options.

(2)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)                                 Expected term

For the options granted to employees, as the Group did not have sufficient historical share option exercise experience, it estimated the expected term average based on a consideration of factors including contractual term and vesting period.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

Before closing of IPO, the exercise price of the options was determined by the Company’s Chief Executive Officer.  After closing of IPO, the exercise price shall be determined by the Compensation Committee which may be a fixed or variable price related to the closing sales price of the Shares as quoted on the principal exchange or system.

(6)                                 Fair value of underlying ordinary shares

Before closing of IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The determination of fair value of the ordinary shares was also with the assistance of an independent valuation firm. After closing of IPO, the fair value of the ordinary shares is determined as the closing sales price of the Shares as quoted on the principal exchange or system.

The following table summarizes information regarding the share options granted:

		Fair value per		Intrinsic value
		ordinary share	Exercise price	per option
Grant date	Options granted	at the grant date	per option	at the grant date

June 30, 2009	911,950	$1.09	$1.50	—
January 1, 2010	110,000	$1.80	$2.20	—
July 1, 2010	5,039,000	$2.58	$2.80	—
January 1, 2011	3,786,200	$5.01	$5.20	—
February 14, 2011	700,000	$6.60	$5.20	$981
March 3, 2011	704,500	$7.21	$6.00	$849
July 1, 2011	2,689,200	$14.09	$12.94	$3,102
July 1, 2011	40,000	$14.09	$9.67	$177
October 1, 2011	375,000	$10.89	$10.89	—
Total	14,355,850

		Weighted average
		exercise price
	Number of options	per option

Outstanding at January 1, 2009	578,060	$0.65
Granted	911,950	1.5
Exercised	(578,060)
Forfeited	(15,900)
Outstanding at December 31, 2009	896,050	1.5
Granted	5,149,000	2.8
Exercised	—
Forfeited	(131,100)
Outstanding at December 31, 2010	5,913,950	2.6
Granted	8,294,900	8.1
Exercised	(31,172)
Expired	(3,499)
Forfeited	(487,600)
Outstanding at December 31, 2011	13,686,579	5.8
Vested and exercisable at December 31, 2011	3,063,972	$3.3

The 578,060 share options outstanding at January 1, 2009 represented the share options granted in 2006 to a third party consulting company for its investment advisory service in connection with the Company’s issuance of Series B shares.  The fair value of the share options at the grant date was $0.24, which was determined by the Company.  The amount of $140 was recorded as part of the issuance cost of Series B shares.  The share options were exercised in October 2009.  However, due to legal and administrative reasons, the ordinary shares in relation to the 578,060 share options were not issued as of December 31, 2009 and reflected as shares to be issued in equity on the consolidated balance sheets.  The shares were subsequently issued in April 2010.

The following table summarizes information with respect to share options outstanding as of December 31, 2011:

	Options outstanding				Options exercisable
		Weighted		Aggregate			Aggregate
		average		intrinsic			intrinsic
		remaining	Exercise	value as of		Exercise	value as of
	Number	contractual	price	December 31,	Number	price per	December 31,
	outstanding	term	per option	2011	exercisable	option	2011

June 30, 2009	790,803	7.5 years	$1.50	$7,086	391,922	$1.50	$3,512
January 1, 2010	65,001	8.0 years	$2.20	537	30,000	$2.20	248
July 1, 2010	4,969,000	8.5 years	$2.80	38,063	1,752,250	$2.80	13,422
January 1, 2011	3,549,200	9.0 years	$5.20	18,669	889,800	$5.20	4,680
February 14, 2011	700,000	9.1 years	$5.20	3,682	—	$5.20	—
March 3, 2011	562,000	9.2 years	$6.00	2,507	—	$6.00	—
July 1, 2011	2,637,575	9.5 years	$12.94	—	—	$12.94	—
July 1, 2011	40,000	9.5 years	$9.67	32	—	$9.67	—
October 1, 2011	373,000	9.7 years	$10.89	—	—	$10.89	—
Total	13,686,579			$70,576	3,063,972		$21,862

Under the 2006 Plan, the options would not vest until both the service and performance condition, i.e., one of the Exit events happens. Therefore, the Group did not record any compensation expenses in the consolidated statements of operation for share options granted to employees prior to the completion of IPO which is one of the Exit events. Upon the completion of IPO in 2011, there were 229,988 share options became vested in accordance with the vesting term under 2006 Plan, and accordingly, $21,229 share based compensation expense were recorded in connection with the vesting of such share options and the remeasurement of share options granted to the nonemployees that the measurement date is not fixed. The Group recognized nil, nil, and $34,504 share-based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $51,527 unrecognized share-based compensation expense relating to share options. The expense is expected to be recognized over a weighted-average remaining vesting period of 2.6 years.

Nonvested shares

On January 19, 2006, the Company’s shareholder, Young Vision, the Series A shareholder and certain other parties entered into the Share Incentive Agreement, pursuant to which, Young Vision allocated a total of 18,086,101 ordinary shares of the Company to an equity incentive pool designed to award employees and consultants of the Group in accordance with the Employee Share Vesting Scheme (the “2006 Share Plan”), of which 9,951,000 shares were granted before January 1, 2008.  In addition, in January 2010, the Company issued 3,517,544 nonvested shares in connection with certain 2009 acquisitions.

In February 2011, Young Vision transferred 11,826,000 and 5,550,654 ordinary shares in the equity incentive pool to Sino Honor Limited and Strengthen Goal Limited, respectively.

The nonvested shares granted or vested in accordance with the 2006 Share Plan will, be held by Young Vision and all rights (including without limitation, the voting rights and the right to receive the share certificates) attached to such shares will be exercised by Young Vision at its sole and absolute discretion, except that the grantee shall have the right to all the monetary benefits deriving from the shares vested when the shares are disposed of in accordance with the Share Plan.  Since the unvested nonvested shares are entitled to the same rights (including nonforfeitable dividend rights) and obligations as ordinary shares, these shares are considered participating securities.

The nonvested shares granted under the 2006 Share Plan shall vest (i) 15 per cent of the aggregate number of Shares 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of Shares 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of Shares so granted 36 months after the start of vesting period; and (iv) 35 per cent of the aggregate number of Shares 48 months after the start of vesting period.

However, all nonvested shares to any grantee shall also be subject to the Company’s rights to repurchase at an aggregate repurchase price of RMB1.00, if the grantee terminated his/her employment with the Group: (a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.

The nonvested shares granted under the 2011 Plan shall vest based on service, or any other criteria selected by the compensation committee.  If the grantee terminated his/her service (“Termination of Service”) with the Group, the Group shall have the right to repurchase the unvested nonvested shares.

Termination of Service means (i) As to a Consultant, the time when she/he is terminated for any reason, (ii) As to a non-employee director, the time when non-employee director ceases to be a director for any reason, (iii) As to an employee, the time when the employee-employer relationship is terminated for any reason.  However, all terminations shall exclude simultaneously commences or remains in employment or service with the Company, any subsidiaries or VIEs and VIE’s subsidiaries in others way.

The following table summarizes information regarding the nonvested shares granted:

		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date(i)

Outstanding at January 1, 2009	6,282,950
Granted	6,064,044	$1.42
Vested	(766,600)
Forfeited	(522,175)
Outstanding at December 31, 2009	11,058,219
Granted	1,670,000	$1.80
Vested	(1,379,985)
Forfeited	(214,640)
Outstanding at December 31, 2010	11,133,594
Granted	3,255,976	$7.76
Vested	(5,824,709)
Forfeited	(380,610)
Outstanding at December 31, 2011	8,184,251
Vested and to be transferred to grantees at December 31, 2011	12,241,769

(i)                                     The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.

Before closing of IPO, the fair value of the nonvested shares was determined at the grant dates by the Group with the assistance of an independent valuation firm. After closing of IPO, the fair value of the nonvested shares was determined by the closing sales price of the shares as quoted on the principal exchange or system.  The Group recognized $1,924, $4,006, and $13,485 share based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively.

Included in the total number of nonvested shares granted during the years ended December 31, 2009 and 2010, 799,000 and 20,000 shares were granted to hire certain key technical persons and in the year ended December 31, 2009, 2,797,544 shares were granted to certain employees or shareholders of The World Brower and other acquirees, who after the acquisitions of those entities, became the employees of the Company.

Above nonvested shares granted to hire certain key technical persons or for acquisitions vest over five years and are subject to the Company’s rights to repurchase at an aggregate repurchase price of RMB1.00, if (a) the key employee terminated his/her employment with the Group at any time before third anniversary of the employment commencement date; or (b) the key employee breaches his/her non-competition and confidentiality obligations to the Company and the employment agreement at any time before the second anniversary of the date on which key employee ceases their employment.

As of December 31, 2011, total unrecognized compensation expense relating to the nonvested shares was $19,649.  The expense is expected to be recognized over a weighted average period of 2.53 years using the graded vesting attribution method.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

18.                              RELATED PARTY BALANCES AND TRANSACTIONS

The Group’s related parties and the relationship with the Group are as follows:

Name of the related party	Relationship with the Group

Related party K	Noncontrolling interest shareholder of one of the Group’s subsidiaries
Related party X	the Group’s cost method investee
Individual consultant	Immediate family of a shareholder

Details of related party balances and main transactions as of December 31, 2009, 2010 and 2011 are as follows:

(1)                                 Amount due to related parties

	December 31,
	2010	2011

Related party K (i)	$—	$969
Related party X (ii)	$—	$56

(i)                                     It represents interest-free loan borrowed by Shanghai Yiyi from related party K for daily operating.

(ii)                                  It represents the unpaid promotion expense.

(2)                                 Share options granted

On July 1, 2010, the Company granted 300,000 share options to an individual consultant, who is an immediate family of a shareholder, for investment advisory services.  The fair value of the share options as of the grant date was $420.

(3)                                 Main transactions with related parties

		For the year ended December 31,
Nature	Company name	2009	2010	2011

Marketing promotion received from	Related party X	$—	$—	$56

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

19.                              COMMITMENTS AND CONTINGENCIES

(1)                                 Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements.  Rental expenses under operating leases for 2009, 2010 and 2011 were $986, $1,390, and $4,261, respectively.

Future minimum lease payments under such leases as of December 31, 2011 were as follows:

2012	$6,581
2013	5,175
2014	3,730
2015	3,600
2016	64
$19,150

(2)                                 Contingencies

In August 2008, the Group brought a defamation claim against Beijing Yijin Yuhui Technology Investment Co., Ltd. and Beijing Rising Information Technology Co., Ltd. (together, “Rising”) in the Chaoyang District People’s Court of Beijing, alleging that Rising made defamatory statements on its websites and via domestic mass media and seeking retraction of the statements and approximately $303 (RMB2.0 million) in damages. In December 2011, the Group withdrew the case.

In February 2010, the Group also brought an unfair competitive practices claim against Rising in the Xicheng District People’s Court of Beijing, alleging that Rising misled users with statements that 360 Safe Guard pose security risks to users’ systems and seeking retraction of the statements and approximately $1,485 (RMB9.8 million) in damages.  In November 2011, the court ruled in the Group’s favor, requiring Rising to apologize to the Group and pay $32 (RMB0.2 million) in damages to the Group.

In May 2010, Beijing Kingsoft Security Software Co., Ltd. (“Kingsoft”) brought an unfair competitive practices claim against the Group in the First Intermediate People’s Court of Beijing, alleging that the Group misled users with statements that Kingsoft’s anti-virus software products pose security risks to users’ systems and seeking retraction of the statements and approximately $3,030 (RMB20.0 million) in damages. In October 2011, the court ruled that the Group’s actions constituted unfair competition and awarded $56 (RMB0.4 million) as damages to Kingsoft.

In November 2010, the Group brought an unfair competitive practices claim against Kingsoft in the First Intermediate People’s Court of Beijing, alleging that Kingsoft made defamatory statements against the Group and that Kingsoft’s software interferes with the use of 360 Safe Guard. The Group sought retraction of the defamatory statements and approximately $758 (RMB5.0 million) in damages and subsequently increased to $1,589 (RMB10.0 million).  In November 2011, the first instance judgment was made by the First Intermediate People’s Court of Beijing, which rejected the Group’s claims.

In May 2010, the Group brought a breach of contract claim against Baidu Shidai Network Technology (Beijing) Co., Ltd. (“Baidu Shidai”) in the First Intermediate People’s Court of Beijing, alleging that Baidu Shidai owed payments for search referral commissions from the default search bar on the Group’s 360 browsers and seeking approximately $7,636 (RMB50.4 million) in damages, losses and interest.  In September 2010, Baidu Shidai brought a counter-claim against the Group in the First Intermediate People’s Court of Beijing, alleging that the Group charged improper search referral commissions for the search box placed on the 360 browsers and seeking back commission in approximately $1,591 (RMB10.5 million).  In July 2011, the Group and Baidu Shidai reached an agreement before trial that Baidu Shidai paid $2,728 (RMB17.5 million) damages to the Group, which was recorded as revenue in the consolidated statement of operations, by which the case was closed.

In October 2010, Tencent Technology (Shenzhen) Company Ltd. and Shenzhen Tencent Computer Systems Company Limited (together, “Tencent”), brought an unfair competitive practices claim against the Group in the Chaoyang District People’s Court of Beijing, alleging that the Group misled users with statements that Tencent’s QQ instant messaging program invades users’ privacy and seeking retraction of the statements and $606 (RMB4.0 million) in damages. In September 2011, the court ruled that the Group’s actions constituted unfair competition and awarded $64 (RMB0.4 million) as damages to Tencent. In November 2010, the Group brought a defamation claim against Tencent Technology (Shenzhen) Company Limited in the Xicheng District People’s Court of Beijing, alleging that the company made defamatory statements on its website against the Group and seeking retraction of the statements and RMB1.0 in nominal damages. In March 2012, the Group sought in damages increased to $159 (RMB1.0 million). This case is pending.

In June 2011, Tencent brought an unfair competitive practices claim against the Group in the Higher People’s Court of Guangdong province, alleging that the Group’s 360 QQ Bodyguard program interferes with users’ proper usage of Tencent’s QQ instant messaging program and seeking $19,860 (RMB125.0 million) in damages, cessation of the unfair competitive practices and public apology. This case is pending. The Group is not able to make an estimate of the potential loss at this stage.

In November 2011, the Group brought a claim of abuse of dominant market position against Tencent in the Higher’s People’s Court of Guangdong province, alleging that Tencent engaged in monopolistic activities such as restricting users of its QQ instant messaging program from using the Group’s products and bundling its security programs with the QQ instant messaging program and seeking $23,833 (RMB150.0 million) in damages, cessation of the monopolistic activities and public apology. This case is pending.

Other than the aforementioned lawsuits, the Group is also a party to several legal proceedings or claims in China that the Group believes are immaterial.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

20.                               SEGMENT AND GEOGRAPHIC INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.  The Group has one operating segment.  The Group’s revenue and net income are substantially derived from internet service which mainly includes online advertising and internet value-added services.  The table below is only presented at the revenue level with no allocations of direct or indirect costs.  The Group operates in the PRC and majority of the Group’s long-lived assets are located and services are provided in the PRC.

Components of revenues are presented in the following table:

	For the year ended December 31,
	2009	2010	2011
Internet services
Online advertising	$13,928	$38,826	$123,048
Internet value-added services	2,050	14,774	43,567
Other services	32	190	346
Sales of third party anti-virus software	16,292	3,875	890
Total	$32,302	$57,665	$167,851

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

21.                               MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the mainland China participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries.  The total provisions for such employee benefits were $1,500, $2,904 and $7,017 for the years ended December 31, 2009, 2010 and 2011, respectively.

PRC legal restrictions permit payments of dividends by the Group’s PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations.  Prior to payment of dividends, pursuant to the laws applicable to the PRC Domestic Enterprises and PRC Foreign Investment Enterprises, the PRC entities must make appropriations from after-tax profit to non-distributable statutory reserve funds as determined by the Board of Directors of the Group.  These reserve funds include the (1) general reserve, (2) enterprise expansion fund and (3) staff bonus and welfare fund.  Subject to certain cumulative limits, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end); the other two funds are at the Group’s discretion.  These reserve funds can only be used for specific purposes and are not distributable as cash dividends.  The Group has made appropriation to these statutory reserve funds of $44, $80 and $5,503 for the years ended December 31, 2009, 2010 and 2011, respectively.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

22.                               RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.  In addition, PRC laws and regulations require that annual appropriations of 10% of after-tax income be set aside as a reserve prior to the payment of dividends.  As a result of these PRC laws and regulations, the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances.  Restricted net assets totaled approximately $35,206, $48,761 and $60,472 as of December 31, 2009, 2010 and 2011, respectively.  As of December 31, 2009, 2010and 2011, the amount of retained earnings free of restrictions were nil, $5,226 and $56,625, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.                               SUBSEQUENT EVENTS

The Group evaluated all events subsequent to the balance sheet date of December 31, 2011 through the date the consolidated financial statements were issued.

On January 10, 2012, the Group entered into a termination agreement with noncontrolling interest shareholders of Shanghai Yiyi, a subsidiary of the Group.  Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest of Shanghai Yiyi to its noncontrolling interest shareholder.

On January 20, 2012, the Group granted options for the purchase of 1,834,500 ordinary shares to employees, with exercise price of $10.67 per share and vesting period of 4 years. The fair value of the options in connection with this grant is to be determined. In addition, on January 20, 2012, the Group granted 412,500 nonvested shares to employees and nonemployees, with a vesting period of 4 years. The total unrecognized compensation expenses of these nonvested shares are approximately $3,858 after the adjustment of estimated forfeitures.

On February 10, 2012, the Group granted options for the purchase of 935,000 ordinary shares to employees, with exercise price of $11.35 per share and vesting period of 4 years. The fair value of the options in connection with this grant is to be determined. In addition, on February 10, 2012, the Group granted 2,796,000 nonvested shares to employees and nonemployees, with a vesting period of 4 years. The total unrecognized compensation expenses of these nonvested shares are approximately $23,569 with the consideration of estimated forfeitures.

On March 1, 2012, the Group granted options for the purchase of 33,000 ordinary shares to nonemployees, with exercise price of $14.09 per share and vesting period of 4 years. The fair value of the options in connection with this grant is to be determined. In addition, on March 1, 2012, the Group granted 620,000 nonvested shares to management and nonemployees, with a vesting period of 4 years. The total unrecognized compensation expenses of these nonvested shares are approximately $8,680 with the consideration of estimated forfeitures.